Financial Instrument - Risk Management and Fair Value - Summary of Financial Liabilities According to Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,493,403	$ 1,802,566
Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	387,408	602,865
Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	768,665	807,137
More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	504,009	601,973
Debt [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,055,421	1,287,248
Debt [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	146,434	348,654
Debt [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	556,257	529,624
Debt [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	494,944	586,945
Lease liability [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	304,564	375,683
Lease liability [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	107,556	114,576
Lease liability [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	212,408	277,513
Lease liability [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	9,065	15,028
Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	119,332	124,962
Accounts payable [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	119,332	124,962
Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	14,086	14,673
Account payable to related parties [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	14,086	14,673
Contractual cash flow [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,660,082	2,011,975
Contractual cash flow [member] | Debt [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,197,635	1,465,223
Contractual cash flow [member] | Lease liability [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	329,029	407,117
Contractual cash flow [member] | Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	119,332	124,962
Contractual cash flow [member] | Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 14,086	$ 14,673